Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017
Minimum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range, maximum		2.30%
Maximum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range, maximum		6.00%
Accounting Standards Update 2018-02 | Subsequent Event
Significant Accounting Policies [Line Items]
Reclassification from AOCI to retained earning tax effect	$ (2,279)
Increase to AOCI	$ 2,279
Long Term Care | Minimum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range, maximum		5.00%
Long Term Care | Maximum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range, maximum		6.00%